Stockholders' Equity - Summary of Option Activity (Detail) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
2014 and 2015 Stock Incentive Plans [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding, Beginning Balance	610,481
Options Granted	123,334
Options Exercised	(10,247)
Options Cancelled	(5,503)
Options Outstanding, Ending balance	718,065	610,481
Options Exercisable	205,059
Weighted-Average Exercise Price Per Share, Outstanding, Beginning Balance	$ 11.99
Weighted-Average Exercise Price Per Share, Granted	10.42
Weighted-Average Exercise Price Per Share, Exercised	9.28
Weighted-Average Exercise Price Per Share, Cancelled	11.96
Weighted-Average Exercise Price Per Share, Outstanding, Ending Balance	11.76	$ 11.99
Weighted-Average Exercise Price Per Share, Exercisable	$ 11.01
2014 Stock Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding, Beginning Balance	610,481	0
Options Granted		611,231
Options Cancelled		(750)
Options Outstanding, Ending balance		610,481
Options Exercisable		92,308
Weighted-Average Exercise Price Per Share, Outstanding, Beginning Balance	$ 11.99	$ 0
Weighted-Average Exercise Price Per Share, Granted		11.99
Weighted-Average Exercise Price Per Share, Cancelled		9.28
Weighted-Average Exercise Price Per Share, Outstanding, Ending Balance		11.99
Weighted-Average Exercise Price Per Share, Exercisable		$ 9.70